INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net mainly consist of the following:

	December 31, 2021	December 31, 2020
Land use rights	$-	$1,016,215
Patents	-	417,919
Subtotal	-	1,434,134
Less: accumulated amortization for patents	-	(310,393)
Accumulated amortization for land use right	-	(149,045)
Subtotal	-	(459,438)
Intangible assets, net	$-	$974,696

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFITS)

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2021	2020
Current tax provision
PRC	$4,409,589	$1,549,333
	$4,409,589	$1,549,333
Deferred tax provision
BVI	-	-
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$4,409,589	$1,549,333

SCHEDULE OF INCOME TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2021 and 2020:

	For the Years Ended December 31,
	2021	2020
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(1.0)%	(10.0)%
Tax rate differential on entities not subject to PRC income	(0.6)%	0.0%
R&D additional deduction	(0.5)%	0.0%
Non-deductible expenses in the PRC	(2.7)%	(0.2)%

Effective tax rate	20.2%	14.8%